UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit U.S. Government Securities Fund

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 41.6%
Federal Home Loan Mortgage Corporation - 7.8%
553,980	4.00	7/1/25	585,563
384,161	5.82	10/1/37	433,630
52,034	6.38	12/1/26	59,438
10,960	6.38	12/1/27	12,470
1,325,617	6.50	11/1/27	1,518,182
4,079,333	6.50	11/1/35	4,793,806
197,093	6.50	10/1/36	230,206
1,959,271	6.50	11/1/37	2,243,884
453,967	6.50	11/1/37	519,912
1,005,373	6.50	1/1/38	1,151,419
1,421,057	6.50	8/1/38	1,627,487
1,873,496	6.50	11/1/38	2,193,468
57,071	6.50	1/1/39	65,361
332,048	6.50	9/1/39	381,261
459,970	6.88	2/17/31	539,009
94,863	7.00	8/1/27	99,591
99,361	7.00	10/1/27	105,958
2,551,224	7.00	4/1/28	2,965,890
565,932	7.00	10/1/28	639,875
99,942	7.00	6/1/36	103,868
102,778	7.00	8/1/36	106,989
527,002	7.00	2/1/37	616,366
17,329	7.00	2/1/37	18,090
1,390,166	7.00	10/1/37	1,618,209
309,080	7.00	10/1/37	340,474
1,415,029	7.00	7/1/38	1,735,179
1,381,440	7.00	8/1/38	1,603,901
7,921,032	7.00	10/1/38	9,224,341
1,752,393	7.00	1/1/39	2,111,327
605,828	7.00	1/1/39	695,840
60,774	7.38	12/17/24	69,891
161,690	7.50	1/1/31	173,157
699,081	7.50	1/1/32	832,347
597,285	7.50	8/1/32	662,924
153,152	7.50	9/1/37	160,972
180,590	7.50	10/1/38	202,304
37,725	7.95	10/1/25	38,568
10,547	7.95	10/1/25	10,591
29,534	7.95	11/1/25	29,658
133,349	8.00	5/1/31	149,844
144,032	8.00	11/1/36	175,591
432,800	8.00	1/1/37	501,207
5,666	8.25	12/1/17	5,684
8,460	8.50	10/1/19	8,562
696,892	8.50	12/1/21	783,245
388,269	8.50	6/20/27	479,775
89,883	8.50	12/1/29	103,892
175,446	8.50	3/1/31	209,921

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

24,361	9.00	11/1/25		25,419
301,282	9.00	3/20/27		319,723
571,137	9.00	2/17/31		622,145
387,634	9.00	5/1/31		444,602
11,587	9.25	2/1/18		11,633
5,012	9.25	3/1/19		5,054
214,173	9.50	12/17/21		237,888
920	9.75	12/1/16		931
4,022	9.75	12/1/17		4,041
25,563	10.00	9/1/20		25,566
222,092	10.00	3/1/21		242,104
220,429	10.00	3/17/25		237,889
145,957	10.00	3/25/25		152,364
204,931	10.00	7/1/30		211,434
42,866	10.50	6/1/19		47,279
36,333	11.00	8/25/20		36,298

				45,563,497

Federal National Mortgage Association - 20.4%
2,706	3.28	3/1/19	[1]	2,728
1,358,446	5.50	12/1/32		1,526,260
1,563,087	5.61	11/1/22		1,696,943
2,136,695	5.96	6/1/28		2,338,153
850,708	5.96	6/1/28		958,245
16,317	6.00	9/1/28		18,348
259,270	6.00	8/1/34		296,461
687,825	6.00	11/1/35		789,974
429,529	6.00	5/1/37		488,846
179,712	6.00	9/1/37		198,470
875,016	6.00	10/1/39		994,898
464,899	6.15	6/1/33	[1]	511,937
5,000,000	6.17	11/1/43		5,713,281
37,265	6.50	1/1/22		40,010
127,176	6.50	8/1/27		147,950
1,007,483	6.50	3/1/29		1,159,202
10,573,229	6.50	12/1/30		12,171,520
858,093	6.50	6/1/31		1,011,654
440,673	6.50	2/1/33		506,074
107,355	6.50	8/1/34		114,596
606,217	6.50	7/1/36		696,187
2,385,463	6.50	10/1/36		2,764,842
1,629,099	6.50	10/1/36		1,878,796
832,424	6.50	10/1/36		957,520
3,474,452	6.50	12/1/36		3,990,102
526,231	6.50	9/1/37		604,330
609,551	6.50	10/1/37		719,308
1,418,994	6.50	9/1/38		1,629,590
552,533	6.50	9/1/38		634,535
1,314,826	6.50	10/1/38		1,509,962
521,238	6.50	11/1/38		598,595
1,407,207	6.50	1/1/39		1,583,838
1,363,356	6.50	10/1/39		1,581,396

See accompanying notes to schedule of investments.
JUNE 30, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,603,585	6.50	3/1/40		6,435,223
2,047,621	6.50	5/1/40		2,351,512
197,193	6.50	5/1/40		226,459
605,299	6.50	6/1/40		695,259
74,554	6.95	8/1/21	[1]	76,464
30,969	7.00	6/1/17		31,329
100,816	7.00	9/1/21		110,953
42,383	7.00	9/1/21		43,527
341,273	7.00	3/1/22		386,091
436,017	7.00	6/1/22		494,302
41,522	7.00	6/1/22		44,907
141,249	7.00	1/1/24		154,550
75,568	7.00	2/1/26		83,579
187,341	7.00	9/1/27		212,850
19,960	7.00	9/1/27		21,963
89,718	7.00	10/1/27		102,520
208,579	7.00	11/1/27		228,616
95,010	7.00	1/1/28		109,084
83,002	7.00	10/1/32		92,478
10,499,645	7.00	12/1/32		12,580,845
124,759	7.00	7/1/33		138,627
6,202,831	7.00	12/1/33		7,319,101
981,443	7.00	1/1/36		1,140,131
1,086,067	7.00	7/1/36		1,322,266
5,355,517	7.00	8/1/36		6,380,056
1,560,695	7.00	3/1/37		1,824,144
752,639	7.00	7/1/37		862,175
2,354,000	7.00	10/1/37		2,740,253
151,359	7.00	12/1/37		169,595
830,099	7.00	10/1/38		995,974
1,253,064	7.00	11/1/38		1,474,416
2,287,372	7.00	5/1/39		2,623,739
78,924	7.50	6/1/22		85,297
122,737	7.50	8/1/22		131,364
96,324	7.50	12/1/22		103,619
61,935	7.50	3/1/23		64,517
650,718	7.50	10/1/31		757,195
320,572	7.50	4/1/32		373,993
23,253	7.50	8/1/32		25,166
456,223	7.50	4/1/33		569,215
250,234	7.50	1/1/34		303,519
367,853	7.50	5/1/37		434,601
79,690	7.50	5/1/37		92,862
2,347,665	7.50	10/1/37		2,767,984
263,328	7.50	10/1/37		306,979
433,227	7.50	2/1/38		503,736
51,355	7.62	12/1/16		53,040
131,587	7.95	9/15/20		146,075
5,726	8.00	4/1/16		5,777
117,888	8.00	10/1/23		127,416
600,080	8.00	6/1/25		684,614
219,943	8.00	2/1/31		258,030

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

161,653	8.00	1/1/32	186,254
1,199,995	8.00	11/1/37	1,466,499
147,519	8.00	11/1/37	162,161
492,168	8.00	3/1/38	599,546
244,089	8.08	11/15/31	295,091
78,126	8.19	7/20/30	88,246
40,204	8.30	7/20/28	43,498
80,013	8.33	7/15/20	88,041
3,866	8.50	2/1/16	3,878
7,208	8.50	8/1/18	7,300
11,856	8.50	7/1/26	11,963
142,509	8.50	11/1/26	164,148
154,005	8.50	3/1/28	177,763
152,429	8.50	10/1/28	185,333
65,754	8.50	11/1/28	77,518
347,353	8.50	4/1/29	408,183
190,791	8.50	10/1/29	222,451
65,413	8.50	10/1/29	68,944
4,771	8.50	6/1/30	4,788
230,844	8.50	7/1/30	274,510
182,031	8.50	7/1/30	215,055
137,032	8.50	8/1/30	172,382
39,494	8.50	9/15/30	45,643
482,020	8.50	4/1/32	619,453
66,107	8.50	5/1/32	68,930
611,995	8.50	1/1/37	712,746
33,714	8.99	3/15/22	34,746
2,401	9.00	10/1/19	2,441
143,110	9.00	9/1/24	156,654
33,727	9.00	6/15/25	38,317
143,794	9.00	6/1/30	167,927
144,011	9.00	7/1/30	160,164
98,992	9.00	10/1/30	115,528
207,016	9.00	2/1/31	247,483
25,163	9.00	7/1/31	25,390
111,122	9.00	10/1/31	136,584
156,012	9.00	8/1/37	186,582
25,344	9.00	1/1/38	25,852
198,383	9.00	2/1/38	228,589
57,771	9.18	5/15/28	65,820
131,914	9.50	3/1/20	145,711
147,783	9.50	7/1/20	163,989
9,557	9.50	12/15/20	9,653
9,085	9.50	4/15/21	10,478
40,399	9.50	8/1/24	43,091
63,253	9.50	5/1/27	74,510
275,157	9.50	5/1/29	318,180
125,509	9.50	4/1/30	149,622
404,284	9.50	8/1/31	455,117
22,642	9.60	7/15/20	23,203
243,692	9.67	8/20/25	279,164
96,795	10.00	2/1/28	114,847

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

173,718	10.00	6/1/30	204,913
13,169	10.04	8/15/20	13,308
63,022	10.50	6/1/28	68,564

			119,139,289

Government National Mortgage Association - 12.3%
954,049	4.00	12/15/24	1,014,991
1,081,050	4.00	10/20/30	1,159,908
8,407,008	4.00	8/20/31	9,020,601
7,787,570	4.00	8/20/31	8,355,957
1,504,237	4.00	12/20/31	1,613,881
1,439,765	4.25	10/20/31	1,560,675
844,293	4.25	3/20/37	915,254
5,152,858	4.50	6/15/40	5,660,385
3,525,481	4.75	9/20/31	3,897,776
132,297	5.50	9/15/25	150,089
2,046,230	5.50	5/15/29	2,321,989
5,009,838	5.75	2/15/29	5,701,856
1,341,393	5.75	10/20/31	1,524,856
96,355	5.76	5/20/33	108,424
211,533	6.00	6/15/23	239,654
147,189	6.00	11/20/28	168,076
1,247,798	6.00	9/15/33	1,423,688
136,255	6.00	11/20/34	153,303
306,794	6.20	3/15/32	351,051
162,231	6.25	12/15/23	185,647
1,795,102	6.25	4/15/29	2,055,059
113,909	6.35	4/20/30	129,882
92,059	6.35	6/20/30	104,968
163,153	6.35	9/20/30	186,003
56,759	6.35	11/20/30	64,633
101,944	6.35	1/20/31	116,228
195,620	6.35	3/20/31	223,068
115,112	6.35	6/20/31	131,267
91,164	6.38	8/15/26	103,801
167,407	6.38	4/15/28	190,599
99,196	6.49	4/20/32	113,283
320,393	6.50	11/15/23	363,145
1,137,003	6.50	4/15/24	1,271,112
89,907	6.50	11/15/31	103,316
71,562	6.50	4/15/32	81,637
113,505	6.50	10/15/33	129,485
181,727	6.50	2/15/34	207,312
230,553	6.50	3/20/34	246,570
288,161	6.50	9/20/34	330,244
238,158	6.50	10/20/34	266,807
7,512,582	6.50	2/15/35	8,870,443
482,905	6.50	8/15/36	570,102
431,369	6.50	6/15/37	494,603
207,042	6.50	9/20/38	216,950
233,701	6.50	12/20/38	258,805
788,921	6.50	1/20/39	899,744
525,755	6.50	2/20/39	601,415

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

305,650	6.50	6/15/39		356,663
551,250	6.50	3/20/41		638,371
152	6.75	9/15/15		152
472,283	6.75	5/15/29		490,622
123,982	6.91	7/20/26		135,809
230,323	6.91	2/20/27		254,376
132,814	7.00	5/15/24		146,567
168,357	7.00	6/15/31		184,915
284,718	7.00	1/15/32		323,627
196,231	7.00	1/15/32		222,074
169,249	7.00	1/15/32		185,894
165,923	7.00	2/15/32		188,026
165,786	7.00	2/15/32		186,604
433,982	7.00	2/20/32		528,058
163,300	7.00	3/15/32		179,360
131,551	7.00	3/15/32		149,001
409,959	7.00	12/15/37		478,386
712,008	7.00	5/15/38		862,691
214,358	7.00	9/15/38		244,683
191,454	7.00	11/15/38		214,630
195,950	7.00	12/15/38		238,335
285,530	7.00	1/20/39		311,134
130,110	7.02	4/20/26		139,349
229,525	7.10	5/20/25		250,683
123,266	7.15	4/20/27		132,332
195,343	7.50	1/20/38		224,772
172,068	7.50	3/15/39		202,189
511,132	8.00	6/20/31		614,688

				71,942,533

Small Business Administration - 1.1%
2,411,920	5.33	8/25/36		2,581,776
3,462,761	5.33	9/25/36		3,698,534

				6,280,310

Total Mortgage Pass-Through Securities (cost: $236,621,591)				242,925,629

U.S. Treasury / Federal Agency Securities - 1.2%
U.S. Treasury Strips:
3,700,000	2.86	5/15/44	[6]	1,448,350
10,000,000	4.22	2/15/36	[6]	5,424,300

Total U.S. Treasury / Federal Agency Securities (cost: $7,336,663)				6,872,650

Collateralized Mortgage Obligations - 49.4%
Federal Home Loan Mortgage Corporation - 17.3%
8,270	4.71	3/25/44	[1]	8,266
27,279	6.00	9/15/21		29,758
44,604	6.00	6/15/28		50,494
1,624,791	6.00	1/15/36		1,855,586
1,514,816	6.00	5/15/36		1,727,134

See accompanying notes to schedule of investments.
JUNE 30, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,000,000	6.00	6/15/37		5,764,575
98,343	6.25	5/15/29		108,642
492,150	6.50	9/15/23		556,737
150,568	6.50	3/15/24		168,045
45,694	6.50	2/15/30		52,427
774,360	6.50	8/15/31		894,763
188,985	6.50	8/15/31		221,408
594,220	6.50	1/15/32		682,840
187,183	6.50	3/15/32		215,113
837,358	6.50	6/25/32		976,843
47,846	6.50	7/15/32		54,775
11,878,900	6.50	5/15/33		13,864,327
1,767,790	6.50	5/15/35		2,081,117
1,148,212	6.50	8/15/39		1,305,462
38,196	6.50	8/15/42		38,553
989,840	6.50	2/25/43		1,161,426
258,183	6.50	3/25/43		287,564
672,422	6.50	7/25/43		781,860
907,531	6.50	9/25/43	[1]	1,078,050
973,136	6.50	10/25/43		1,118,172
72,062	6.70	9/15/23		81,933
393,499	6.95	3/15/28		451,274
29,415	7.00	12/15/20		30,493
28,032	7.00	3/15/21		30,022
136,355	7.00	9/15/21		141,763
102,993	7.00	10/15/22		115,628
35,708	7.00	11/15/22		39,856
1,080,448	7.00	3/25/23		1,196,430
40,197	7.00	4/15/23		44,363
39,858	7.00	5/15/23		44,656
121,773	7.00	7/15/23		136,666
311,199	7.00	1/15/24		351,457
217,811	7.00	3/15/24		245,821
214,656	7.00	8/15/25		244,740
248,533	7.00	9/15/26		279,918
343,530	7.00	6/15/29		393,744
3,597,132	7.00	8/15/29		3,909,198
889,455	7.00	8/15/29		1,019,861
538,340	7.00	10/20/29		627,099
4,378,840	7.00	11/15/29		4,746,054
9,856,145	7.00	12/15/29		10,712,713
240,409	7.00	1/15/30		277,444
575,620	7.00	10/15/30		657,498
337,805	7.00	7/15/31		386,317
300,684	7.00	4/15/32		338,354
1,540,657	7.00	5/15/32		1,772,996
9,064,610	7.00	8/15/41		10,319,523
2,263,487	7.00	2/25/43		2,749,919
713,706	7.00	3/25/43		795,231
736,056	7.00	7/25/43		850,722
2,945,607	7.00	9/25/43		3,556,017
111,660	7.50	10/15/21		123,670

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

372,441	7.50	7/15/22		413,925
463,625	7.50	3/15/23		515,676
1,619,321	7.50	4/15/23		1,814,009
143,062	7.50	9/20/26		167,432
739,559	7.50	3/15/28		847,914
427,946	7.50	9/15/29		493,877
428,868	7.50	6/15/30		495,653
436,525	7.50	8/15/30		505,375
442,605	7.50	9/15/30		527,607
261,014	7.50	9/15/30		299,123
286,423	7.50	11/15/30		330,932
6,643,862	7.50	6/15/34		8,059,729
789,572	7.50	9/25/43		933,265
157,139	8.00	7/15/21		176,119
1,470,722	8.00	2/15/23		1,678,526
79,278	8.00	4/25/24		91,928
298,154	8.00	2/15/27		345,345
309,406	8.00	11/20/29		368,688
486,584	8.00	1/15/30		590,132
36,989	8.25	6/15/22		41,643
187,554	8.30	11/15/20		209,347
58,764	8.50	10/15/22		64,685
280,969	8.50	3/15/25		326,144
81,345	8.50	3/15/32		95,248
127,839	9.00	12/15/19		136,863
3,829	9.15	10/15/20		4,117
140,250	9.50	2/15/20		151,871

				101,440,490

Federal National Mortgage Association - 25.2%
10,401,716	4.50	6/25/21		10,654,363
9,428,023	4.50	4/25/39		10,472,101
568,855	4.55	6/25/43		617,869
3,471,779	6.00	7/25/36		3,960,439
3,761,317	6.44	2/25/42	[1]	4,366,453
1,493,449	6.46	9/25/37	[1]	1,704,947
551,909	6.47	12/25/42	[1]	641,160
733,231	6.50	8/20/28		847,642
564,576	6.50	3/25/32		630,620
6,381,162	6.50	7/25/34		6,708,261
579,073	6.50	7/25/36		681,562
662,200	6.50	9/25/36		744,907
631,127	6.50	3/25/42		729,468
1,035,320	6.50	5/25/42		1,183,223
3,093,621	6.50	7/25/42		3,542,690
305,318	6.50	11/25/42		348,858
3,123,645	6.54	10/25/42	[1]	3,553,053
823,305	6.70	2/25/45	[1]	970,604
8,760,073	6.75	6/25/32		9,894,941
2,173,215	6.75	4/25/37		2,410,052
96,004	6.85	12/18/27		111,646
1,294,525	6.90	8/25/37	[1]	1,400,354
13,384	7.00	1/25/21		14,647

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit U.S. Government Securities Fund (Continued)

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

36,268	7.00	7/25/22		39,889
66,203	7.00	11/25/22		73,525
117,036	7.00	12/25/22		130,153
15,210	7.00	6/25/23		16,955
543,558	7.00	9/18/27		617,360
8,030,393	7.00	5/25/31		9,704,907
864,418	7.00	9/25/40		978,406
516,785	7.00	10/25/41		597,338
482,708	7.00	11/25/41		570,892
2,570,900	7.00	12/25/41		2,997,407
587,000	7.00	12/25/41		672,114
1,186,269	7.00	1/25/42		1,365,287
1,170,584	7.00	7/25/42		1,362,967
3,986,735	7.00	2/25/44		4,652,616
459,270	7.00	2/25/44		524,569
272,812	7.00	8/25/44		314,765
491,103	7.00	3/25/45		573,907
40,786	7.50	8/20/27		47,925
424,234	7.50	6/25/30		488,414
476,741	7.50	10/25/40		559,222
554,645	7.50	2/25/41		653,760
1,381,609	7.50	6/19/41	[1]	1,614,964
908,886	7.50	8/25/41		1,063,803
5,614,413	7.50	10/25/41		6,710,330
127,808	7.50	11/25/41		149,600
1,000,182	7.50	1/25/42		1,182,945
1,906,815	7.50	5/25/42		2,157,735
796,197	7.50	5/25/42		973,120
795,019	7.50	6/25/42		925,720
5,576,575	7.50	8/25/42		6,780,318
2,183,923	7.50	2/25/44		2,521,592
858,107	7.50	3/25/44		985,438
1,627,960	7.50	5/25/44		1,883,667
107,826	7.50	10/25/44		132,614
9,496,574	7.50	1/25/48		11,401,349
91,925	8.00	7/25/22		104,086
47,492	8.00	7/25/22		53,236
71,087	8.00	7/18/27		81,906
1,043,578	8.00	7/25/44		1,201,257
717,721	8.21	11/25/37	[1]	841,679
655,570	8.30	11/25/37	[1]	753,347
72,105	8.50	1/25/21		82,934
35,018	8.50	9/25/21		39,485
39,618	8.50	1/25/25		45,682
577,098	8.50	6/25/30		688,112
533,078	8.50	6/25/30		633,643
28,237	8.70	12/25/19		31,287
9,861	8.75	9/25/20		10,524
54,135	8.82	10/25/42	[1]	63,545
41,093	8.95	10/25/20		45,695
64,022	9.00	7/25/19		69,068
29,512	9.00	12/25/19		32,277

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

3,936	9.00	3/25/20		4,399
60,638	9.00	5/25/20		67,969
48,215	9.00	6/25/20		54,169
8,472	9.00	6/25/20		9,475
5,266	9.00	7/25/20		5,868
25,429	9.00	9/25/20		28,225
16,817	9.00	10/25/20		18,512
250,906	9.00	1/25/21		285,672
32,247	9.00	8/25/22		38,112
121,180	9.00	11/25/28		134,742
967,979	9.00	6/25/30		1,160,473
186,943	9.00	10/25/30		223,826
14,287	9.05	12/25/18		15,082
25,516	9.25	1/25/20		28,131
562,893	9.35	6/25/32	[1]	637,517
22,419	9.50	12/25/18		24,353
53,372	9.50	3/25/20		59,614
6,491	9.50	4/25/20		7,278
39,044	9.50	11/25/20		43,700
177,868	9.50	11/25/31		216,010
428,418	9.50	12/25/41		505,707
40,689	9.50	12/25/41		46,711
90,039	9.60	3/25/20		100,554
2,752,106	10.27	7/25/37	[1]	2,949,577
2,295,841	10.56	9/25/42	[1]	2,864,713
1,014,465	10.71	6/25/44	[1]	1,208,650
89,676	12.89	3/25/39	[1]	115,358

				147,247,593

Government National Mortgage Association - 4.1%
3,904,000	6.00	11/20/33		4,598,892
5,000,000	6.29	12/20/40	[1]	5,742,188
531,963	6.50	6/20/28		621,158
437,271	6.50	9/20/28		491,295
1,475,139	6.66	9/20/44	[1]	1,741,518
403,246	6.87	3/16/41	[1]	446,025
1,301,323	7.00	9/16/23		1,364,923
435,110	7.00	6/20/26		503,886
4,959,732	7.00	5/20/38		5,261,700
1,140,391	7.00	2/16/40		1,149,288
718,854	7.00	5/20/42		866,449
796,870	7.20	12/20/33	[1]	948,027
117,322	7.50	5/16/27		135,065
34,060	8.50	2/20/32		41,894

				23,912,308

Vendee Mortgage Trust - 2.8%
4,662,498	6.50	8/15/31		5,352,814
2,116,871	7.00	3/15/28		2,525,970
526,068	7.25	9/15/22		569,030
757,979	7.25	9/15/25		881,031
3,622,313	7.71	3/15/25	[1]	4,186,071

See accompanying notes to schedule of investments.
JUNE 30, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount($) /Contracts	Coupon Rate (%)	Maturity Date		Fair Value ($)

855,946	7.75	5/15/22		970,164
1,187,335	7.75	9/15/24		1,380,346
359,357	8.00	2/15/25		422,067
169,596	8.29	12/15/26		203,228

				16,490,721

Total Collateralized Mortgage Obligations (cost: $284,532,071)				289,091,112

Asset-Backed Securities - 3.3%
Federal Home Loan Mortgage Corporation - 0.5%
3,672	6.09	9/25/29	[1]	3,674
228,939	6.28	10/27/31	[14]	258,760
2,279,153	7.16	7/25/29		2,580,389

				2,842,823

Federal National Mortgage Association - 0.8%
36,373	0.52	11/25/32	[1]	35,503
369,086	4.71	10/25/33	[14]	394,395
410,009	5.27	9/26/33	[14]	447,070
2,291,801	5.62	2/25/33	[14]	2,488,944
118,961	6.47	10/25/31	[14]	124,353
797,328	6.59	10/25/31	[14]	865,497
154,198	6.65	5/25/32	[1]	160,347
38,008	6.83	7/25/31	[14]	38,987
17,526	7.80	6/25/26	[1]	17,430

				4,572,526

Small Business Administration - 2.0%
5,742,470	5.87	7/1/28		6,489,808
1,417,916	7.13	10/1/20		1,527,709
2,296,892	7.33	8/1/20		2,482,284
1,189,163	8.03	5/1/20		1,292,847

				11,792,648

Total Asset-Backed Securities (cost: $19,049,746)				19,207,997

Put Options Purchased [10] - 0.0%
425	U.S. Treasury 5 Year Future Put Options: $118.00 strike September 2015 expiration			92,969
210	U.S. Treasury 5 Year Future Put Options: $118.50 strike September 2015 expiration			73,828

Total Put Options Purchased
(cost: $214,438)				166,797

Total Investments in Securities - 95.5%
(cost: $547,754,509)				558,264,185

Contracts		Fair Value ($)

Call Options Written [10] - (0.8%)
(1,700)	U.S. Treasury 2 Year Future Call Options: $108.75 strike September 2015 expiration	(2,496,875)
(3,000)	U.S. Treasury 2 Year Future Call Options: $109.13 strike August 2015 expiration	(2,203,125)
(225)	U.S. Treasury 5 Year Future Call Options: $119.50 strike September 2015 expiration	(124,805)

Total Call Options Written (premiums received: $3,244,386)		(4,824,805)

Other Assets and Liabilities, net - 5.3%		30,950,679

Total Net Assets - 100.0%		$584,390,059

[1]	Variable rate security. Rate disclosed is as of June 30, 2015.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $18,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2015.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2015.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit U.S. Government Securities Fund (Continued)

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of June 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	242,925,629	—	242,925,629
U.S. Treasury / Federal Agency Securities	—	6,872,650	—	6,872,650
Collateralized Mortgage Obligations	—	289,091,112	—	289,091,112
Asset-Backed Securities	—	19,207,997	—	19,207,997
Put Options Purchased	166,797	—	—	166,797

	166,797	558,097,388	—	558,264,185

Liabilities
Call Options Written	(4,824,805)	—	—	(4,824,805)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2015	7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the three months ended June 30, 2015, the average volume of derivative activity was as follows:

		Average	Average
	Average	Premium	Notional
	Cost	Received	Amount

U.S. Government Securities Fund
Purchased Put Options	$256,646	—	$1,323,000
Written Call Options	—	$3,639,395	10,325,000

The number of open option contracts outstanding as of June 30, 2015 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2015

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$166,797	—
Written call options	—	$4,824,805

8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015 (Continued)

Transactions in written options for the three months ended June 30, 2015 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2015	5,400	$4,034,404
Call options written	16,035	13,768,064
Call options expired	—	—
Call options closed	(16,510)	(14,558,082)

Outstanding, June 30, 2015	4,925	$3,244,386

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of June 30, 2015 is included with the Fund’s schedule of investments.

JUNE 30, 2015	9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015 (Continued)

At June 30, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized	Unrealized	Net Unrealized	Cost of Securities
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis

U.S. Government Securities	$14,834,709	($4,325,033)	$10,509,676	$547,754,509

10

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 24, 2015

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	July 24, 2015